Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 9,848,153	€ 7,808,117	€ 8,904,859
Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	2,264,433	2,322,612	2,514,044
Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		2,481,250	2,590,417	2,550,000
Key management personnel compensation other		127,863	261,667	256,903
Key management personnel compensation		9,848,153	7,808,117	8,904,859
Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	923,214	1,012,075	1,015,368
Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		77,124	75,834	74,514
Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	3,973,486	1,540,703	2,469,397
Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	783	4,809	24,633
Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	0	0	0
A. Bhattacharya [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	637,536	553,392	540,072
A. Bhattacharya [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		718,750	687,500	650,000
Key management personnel compensation other		53,522	100,918	73,642
Key management personnel compensation		2,595,688	2,247,822	1,856,175
A. Bhattacharya [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	217,823	210,450	201,524
A. Bhattacharya [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		25,708	25,278	24,838
A. Bhattacharya [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	942,220	669,396	362,758
A. Bhattacharya [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	129	888	3,341
A. Bhattacharya [Member] | Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	0	0	0
F.A. van Houten [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	1,264,286	1,270,166	1,354,227
F.A. van Houten [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		1,205,000	1,205,000	1,197,500
Key management personnel compensation other		39,042	84,053	126,703
Key management personnel compensation		5,391,265	5,101,429	4,675,042
F.A. van Houten [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	537,181	537,621	536,195
F.A. van Houten [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		25,708	25,278	24,838
F.A. van Houten [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	2,319,460	1,975,277	1,423,538
F.A. van Houten [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	588	4,034	12,041
F.A. van Houten [Member] | Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	0	0	0
M.J. van Ginneken [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation other		35,299	13,120
Key management personnel compensation		1,861,200	306,061
M.J. van Ginneken [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	168,210	27,796
M.J. van Ginneken [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		25,708	4,213
M.J. van Ginneken [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	711,806	100,022
M.J. van Ginneken [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	66	75
M.J. van Ginneken [Member] | Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	€ 0	0
P.A.J. Nota [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]		429,886	619,745
P.A.J. Nota [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits			606,250	702,500
Key management personnel compensation other			63,576	56,558
Key management personnel compensation			152,805	2,373,642
P.A.J. Nota [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]		236,208	277,649
P.A.J. Nota [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits			21,065	24,838
P.A.J. Nota [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		(1,203,992)	683,101
P.A.J. Nota [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		(188)	9,251
P.A.J. Nota [Member] | Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		€ 0	€ 0

[1]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives refer to 2018 Annual Incentive
[2]	The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.
[3]	Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date